CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY shares in Thousands	CAD ($)	Capital Stock CAD ($) shares	Capital Stock USD ($) shares	Warrant Reserve CAD ($)	Share-based Payment Reserve CAD ($)	Accumulated Other Comprehensive Income (Loss) CAD ($)	Accumulated Deficit CAD ($)
Balance, shares at Dec. 31, 2019 | shares		591,997,138	591,997,138
Balance, amount at Dec. 31, 2019	$ 262,332,000	$ 282,666,000		$ 14,532,000	$ 18,798,000	$ (3,649,000)	$ (50,015,000)
Statement [Line Items]
Proceeds from bought deal financing, shares | shares		57,500,000	57,500,000
Proceeds from bought deal financing, amount	28,750,000	$ 25,339,000		3,411,000	0	0	0
Bought deal financing share issuance costs	(2,073,000)	$ (1,821,000)		(252,000)	0	0	0
Proceeds from private placements, shares | shares		40,198,095	40,198,095
Proceeds from private placements, amount	9,282,000	$ 8,160,000		1,122,000	0	0	0
Flow-through share premium liability	(300,000)	(300,000)		0	0	0	0
Private placements share issuance costs	(158,000)	$ (136,000)		(22,000)	0	0	0
At-the-market distributions, shares | shares		532,000	532,000
At-the-market distributions, amount	125,000	$ 125,000		0	0	0	0
Exercise of options (Note 14(d)), shares | shares		3,717,500	3,717,500
Exercise of options (Note 14(d)), amount	1,211,000	$ 1,817,000		0	(606,000)	0	0
Exercise of warrants (Note 14(c)), shares | shares		247,500	247,500
Exercise of warrants (Note 14(c)), amount	85,000	$ 98,000		(13,000)	0	0	0
Shares issued for prior mineral property acquisition, shares | shares		24,220	24,220
Shares issued for prior mineral property acquisition, amount	4,000	$ 4,000		0	0	0	0
Shares issued on acquisition of the East Cedartree claims, shares | shares		3,000,000	3,000,000
Shares issued on acquisition of the East Cedartree claims, amount	1,215,000	$ 1,215,000		0	0	0	0
Warrants issued to First Majestic Silver Corp.	6,278,000	0		6,278,000	0	0	0
Share-based payments	1,400,000	0		0	1,400,000	0	0
Obligation to distribute investments	(34,040,000)	0		0	0	0	(34,040,000)
Net loss for the year	(32,815,000)	0		0	0	0	(32,815,000)
Other comprehensive loss	2,257,000		$ 0	0	0	2,257,000
Balance, amount at Dec. 31, 2020	243,553,000	$ 317,167,000		25,056,000	19,592,000	(1,392,000)	(116,870,000)
Balance, shares at Dec. 31, 2020 | shares		697,216,453	697,216,453
Statement [Line Items]
Exercise of options (Note 14(d)), shares | shares		2,287,500	2,287,500
Exercise of options (Note 14(d)), amount	576,000	$ 841,000		0	(265,000)	0	0
Exercise of warrants (Note 14(c)), shares | shares		265,650	265,650
Exercise of warrants (Note 14(c)), amount	92,000	$ 94,000		(2,000)	0	0	0
Share-based payments	2,892,000	0		0	2,892,000	0	0
Obligation to distribute investments	12,954,000	0		0	0	0	12,954,000
Net loss for the year	(38,350,000)	$ 0		0	0	0	(38,350,000)
Other comprehensive loss	1,802,000			0	0	1,802,000	0
Shares issued on acquisition of Birch-uchi mineral property tenure, shares | shares		1,107,035	1,107,035
Shares issued on acquisition of Birch-uchi mineral property tenure (Note 6), amount	385,000	$ 385,000		0	0	0	0
Cameron Gold exploration agreement, shares | shares		25,000	25,000
Cameron Gold exploration agreement, amount	21,000	$ 12,000		9,000	0	0	0
Share reduction due to expiry, shares | shares		(701,579)	(701,579)
Share reduction due to expiry, amount	0	$ 0		0	0	0	0
Balance, amount at Dec. 31, 2021	$ 223,925,000	$ 318,499,000		$ 25,063,000	$ 22,219,000	$ 410,000	$ (142,266,000)
Balance, shares at Dec. 31, 2021 | shares		700,200,059	700,200,059